RELATED PARTY TRANSACTIONS	6 Months Ended
Jun. 30, 2019
Related party transactions [abstract]
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS
Brookfield Renewable`s related party transactions are recorded at the exchange amount. Brookfield Renewable`s related party transactions are primarily with Brookfield Asset Management.
Brookfield Asset Management has provided a $400 million committed unsecured revolving credit facility maturing in December 2019 and the interest rate applicable on the draws is LIBOR plus up to 2%. As at June 30, 2019, there were no draws on the committed unsecured revolving credit facility provided by Brookfield Asset Management. Brookfield Asset Management also placed $600 million on deposit with Brookfield Renewable during the first quarter of 2019, $245 million of this deposit was repaid in the first quarter with the remaining balance of $355 million paid back during the second quarter of 2019. Subsequent to the repayment, Brookfield Asset Management placed $322 million on deposit with Brookfield Renewable. The interest expense on the deposit for the three and six months ended June 30, 2019 totaled $nil and $3 million, respectively (2018: $3 million and $5 million).
The following table reflects the related party agreements and transactions in the interim consolidated statements of income:

	Three months ended Jun 30		Six months ended Jun 30
(MILLIONS)	2019	2018	2019	2018
Revenues
Power purchase and revenue agreements	$209	$134	$368	$274
Wind levelization agreement	—	3	1	4
	$209	$137	$369	$278
Direct operating costs
Energy purchases	$(2)	$(3)	$(5)	$(5)
Energy marketing fee	(6)	(6)	(12)	(12)
Insurance services(1)	(7)	(7)	(14)	(13)
	$(15)	$(16)	$(31)	$(30)
Interest expense - borrowings	$—	$(3)	$(3)	$(5)
Management service costs	$(23)	$(21)	$(44)	$(42)

(1)
Insurance services are paid to a subsidiary of Brookfield Asset Management that brokers external insurance providers on behalf of Brookfield Renewable. The fees paid to the subsidiary of Brookfield Asset Management for the three and six months ended June 30, 2019 were less than $1 million (2018: less than $1 million)